Comprehensive Loss	9 Months Ended
Sep. 30, 2011
Comprehensive Loss [Abstract]
Comprehensive Loss
4.	Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income or loss. The only component of other comprehensive income or loss is unrealized gains and losses on our marketable securities. Comprehensive losses for the three and nine month periods ended September 30, 2011 were $0.8 million and $12.3 million, respectively, and for the three and nine month periods ended September 30, 2010 were $0.4 million and $2.5 million, respectively.